SUBSEQUENT EVENTS (Details) - Subsequent Event - Employee Severance $ in Thousands	11 Months Ended
	Dec. 31, 2023 employee	Feb. 28, 2023 USD ($)
Subsequent Event [Line Items]
Estimated severance-related charges | $		$ 400
Forecast
Subsequent Event [Line Items]
Number of employees affected by reduction of employee base | employee	30
Percentage of employees affected by reduction of employee base	11.00%